TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

23      TRADE AND NOTES PAYABLES

	December 31, 2020	December 31, 2019
		(Restated)
Trade payables	9,972,937	7,882,265
Notes payable	5,467,922	4,726,541

	15,440,859	12,608,806

As of December 31, 2020, except for trade and notes payables of the Group amounting to RMB35 million which were denominated in USD (December 31, 2019: RMB52 million denominated in USD), all trade and notes payables were denominated in RMB (December 31, 2019: all denominated in RMB).

The ageing analysis of trade and notes payables is as follows:

	December 31, 2020	December 31, 2019
		(Restated)
Within 1 year	14,923,453	12,170,016
Between 1 and 2 years	210,587	229,221
Between 2 and 3 years	119,587	30,718
Over 3 years	187,232	178,851

	15,440,859	12,608,806

The trade and notes payables are non-interest-bearing and are normally settled within one year.